Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Level 3 [Member]
Disclosure of foreign exchange rates [Line Items]
Financial assets, at fair value	$ 3,584	$ 5,974
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
Depreciation of currency	10.00%	10.00%
Other Investments [Member]
Disclosure of foreign exchange rates [Line Items]
Equity instruments basis points	1.00%	1.00%
Other Liabilities Related to Business Combination [Member]
Disclosure of foreign exchange rates [Line Items]
Change in other liabilities related to business combination	1.00%	1.00%
Right to Receive Equity Stake in Travel Entity [Member]
Disclosure of foreign exchange rates [Line Items]
Right to receive equity stake in travel entity	5.00%	5.00%
Cash and Cash Equivalents, Other Investments and Term Deposits [Member]
Disclosure of foreign exchange rates [Line Items]
Assets carried at amortized cost	$ 168,010
Trade Receivables [member]
Disclosure of foreign exchange rates [Line Items]
Assets carried at amortized cost	$ 56,065